Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 518,218,750.00
Previously Paid Amount	0.00
Total Fee Amount	71,567.00
Total Offset Amount	0.00
Net Fee	$ 71,567.00